Document and Entity Information	Jun. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 09, 2025
Entity Registrant Name	T Series Middle Market Loan Fund LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01453
Entity Tax Identification Number	27-0279273
Entity Address Address Line 1	1585 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
Country Region	1
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001885968
Amendment Flag	false